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                                                                  July 19, 2006

Mr. William Kotapish, Esq.
Assistant Director
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-effective amendment under Rule 485(a) under the Securities Act of 1933 to Form N-4 registration statement, file no. 333-75702

Dear Mr. Kotapish:

Along with this letter, we include a filing (the "Model Filing") under Rule 485(a) of the Securities Act of 1933 that reflects new disclosure, in the form of a prospectus supplement, concerning a new guaranteed minimum withdrawal benefit. Currently, this annuity product offers a guaranteed minimum withdrawal benefit called "Lifetime Five" and a spousal version of that benefit called "Spousal Lifetime Five." The instant supplement describes a third variant of this benefit, called "Highest Daily Lifetime Five." Highest Daily Lifetime Five is similar to Lifetime Five, except that (a) the "protected value" upon which the guaranteed income payments are based is determined with reference to the highest daily contract value and (b) we require those electing this optional benefit to participate in a specialized asset transfer program under which their contract value may be transferred periodically between certain variable investment options and a general account option based on a formula.

We intend to use a single prospectus supplement to add disclosure regarding Highest Daily Lifetime Five to the Strategic Partners Annuity One 3 and Strategic Partners FlexElite products. Primarily because of the use of different defined contract terms, we intend to describe Highest Daily Lifetime Five in a separate supplement for the Prudential Premier product referenced below. Highest Daily Lifetime Five is being added only to certain annuities of Pruco Life Insurance Company ("Pruco Life") and not to Pruco Life Insurance Company of New Jersey ("PLNJ") annuities. The annuities that will follow the Model Filing are as follows:

    . Pruco Life's Strategic Partners Annuity One 3/Plus 3 Form N-4 (file no. 333-37728)
    . Pruco Life's Prudential Premier Variable Annuity Series Form N-4 (file no. 333-130989); and

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   .   The Form S-3 registration statement that offers the companion MVA option for Pruco Life's Strategic Partners FlexElite, Strategic Partners
       Annuity One 3 and Strategic Partners Plus 3 (file no. 333-103474).

I refer in this letter to the Form N-4 and Form S-3 registration statements set forth in the bullets immediately above as the "Other Registration Statements."

Request under Rule 485(b)(1)(vii)

With respect to the Form N-4 Other Registration Statements, Pruco Life seeks the Staff's permission to file the instant supplement as part of each of the Other Registration Statements, in reliance on paragraph (b)(1)(vii) of Rule
485. With respect to the Form S-3 Other Registration Statements, Pruco Life will ask the Staff to accelerate those registration statements upon resolution of any Staff comments on the Form N-4 registration statements.

1. Pruco Life represents that the supplement as filed for each Other Registration Statement will be substantially identical to that being filed with the Model Filing.

2. Pruco Life represents that each post-effective amendment to the Form N-4 Other Registration Statements adding the instant supplement will not contain changes that would render the filing ineligible pursuant to paragraph (b) of Rule 485, except for those changes contained in the Model Filing, for which Pruco Life is hereby requesting permission under Rule 485(b)(1)(vii).

3. Pruco Life represents that it will incorporate any changes requested by the SEC Staff based on the content of the Model Filing and that, to the extent additional comments are made, Pruco Life will incorporate changes into the Other Registration Statements when each post-effective amendment is submitted.

4. Pruco Life represents that each separate account registrant will be able to revise its respective registration statements effectively to reflect the comments from the SEC Staff, and that each such registrant will in fact revise its respective registration statements to reflect any changes that are made to the disclosure in response to comments received from the SEC Staff.

Legal and Policy Analysis

Granting such permission to file post-effective amendments to the Form N-4 Other Registration Statements pursuant to paragraph (b) of Rule 485 will reduce SEC Staff time and effort in reviewing substantially identical disclosure for each such registration statement. This request provides an ideal opportunity to make better use of limited SEC Staff resources while facilitating the registrants' efforts to bring consistency in disclosure across their variable annuity platform. We believe the process is to the mutual benefit of both the SEC Staff and the registrants.

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Paragraph (b)(1)(vii) of Rule 485 allows the Commission to approve certain types of post-effective amendments not otherwise eligible to be filed as "B" Amendments to become effective automatically on the date upon which filed or at a later date designated by the registrant. See Securities Act Release No. 7083; Investment Company Act Release No. 20486 (August 17, 1994) ("Post-Effective Amendments to Investment Company Registration Statements" and hereinafter referred to as the "Release"). The Release provides that requests to file post-effective amendments under this paragraph should be made by a letter to the Division of Investment Management. In Section III.D.2 of the November 7, 1996 "Industry Comment Letter", Registrants were encouraged to file "prototype registration statements" when they are "simultaneously making a number of filings that contained identical changes, rendering separate staff review of each filing duplicative."

    As discussed in the proposing release, Investment Company Act Release
    No. 19722 (Sept. 21, 1993), exercise of this authority would permit, for example, substantially identical revisions contained in post-effective amendments filed by a number of funds in a fund complex to become effective upon filing without Division review if the Division had previously had an opportunity to review one of them. The term "fund" relates to a registration statement filed by a registered open-end management investment company, unit investment trust or separate account as defined in section 2(a)(37) of the Investment Company Act of 1940. See Rule 485(b).

    As indicated above, certain of the annuities offer a companion market value adjustment feature that is registered on Form S-3. The prospectus portion of those Form S-3 registrations is identical to the prospectus in the counterpart Form N-4. Therefore, the instant supplement also will amend the prospectus portion of those Form S-3 registrations. We will file the Form S-3 registrations at the same time that we make our 485(b)(1)(vii) filings, and will seek acceleration of such Form S-3s at that time.

We also represent and acknowledge that:

    . the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filing; and
    . staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filing; and
    . the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to this filing.

                                                         Sincerely,

                                                   C. Christopher Sprague
                                                 /s/ C. Christopher Sprague

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